Other assets and liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other assets and liabilities	Other assets and liabilitiesTrade receivables
Millicom’s trade receivables mainly comprise interconnect receivables from other operators, postpaid mobile and residential cable subscribers, as well as B2B customers. The nominal value of receivables adjusted for impairment approximates the fair value of trade receivables.

	2023	2022
	(US$ millions)
Gross trade receivables	851	694
Less: provisions for expected credit losses	(408)	(315)
Trade receivables, net	443	379
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2023:
Telecom operators	19	5	4	28
Own customers	263	49	51	364
Others	37	7	8	52
Total	319	61	63	443
2022:
Telecom operators	7	13	5	25
Own customers	211	54	39	304
Others	39	7	5	51
Total	257	74	48	379
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less provision for expected credit losses. The Group recognizes an allowance for expected credit losses (ECLs) applying a simplified approach in calculating the ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime of ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The provision for expected credit losses is recognized in the consolidated statement of income within 'Equipment, programming and other direct costs'.
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.
Inventories

	2023	2022
	(US$ millions)
Telephone and equipment	27	39
SIM cards	4	4
Other	14	10
Inventory at December 31,	45	53
Trade payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method where the effect of the passage of time is material.
From time to time, the Group enters into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. The corresponding amount pending payment as of December 31, 2023, is recognized in 'Trade payables' for an amount of $26 million (2022: $17 million).Current and non-current provisions and other liabilities
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, risks specific to the liability. Where discounting is used, increases in the provision due to the passage of time are recognized as interest expenses.Current provisions and other liabilities
Current

	2023	2022
	(US$ millions)
Deferred revenue	96	93
Customer deposits	12	13
Current legal provisions	8	12
Tax payables	72	61
Customer and MFS distributor cash balances	45	47
Withholding tax on payments to third parties	22	15
Other current liabilities(i)	119	64
Total	374	305
(i) Includes $15 million (2022: $8 million) of tax risk liabilities not related to income tax.Non-current provisions and other liabilities
Non-current

	2023	2022
	(US$ millions)
Non-current legal provisions	6	16
Long-term portion of asset retirement obligations	173	155
Long-term portion of deferred income on tower sale and leasebacks recognized	31	32
Long-term employment obligations	51	37
Other non-current liabilities	68	55
Total	330	295
Non-current payables and accruals for capital expenditure
Non-current payables and accruals for capital expenditure include an amount of $846 million (December 31, 2022: $414 million) in relation to spectrum and license payables in Colombia. The major part of this payable is related to:
1) the acquisition, in December 2019, of licenses granting the right to use a total of 40 MHz in the 700 MHz band in Colombia. This 20-year license will expire in 2040. During the same auction, Tigo Colombia also acquired 55 MHz in the 1900 band and 30 MHz of AWS. Tigo Colombia agreed to a total notional consideration of COP 2.45 billion (equivalent to approximately $615 million at initial date's exchange rate), of which approximately 55% is payable in cash and 45% in coverage obligations to be met by 2025.
An initial payment of approximately $33 million was made in 2020, with the remainder payable in 12 annual installments beginning in 2026 and ending in 2037. The 55% cash portion bears interest at a rate corresponding to the Government Títulos de Tesorería (TES). In April and May 2020, local management received permission to operate 40 Mhz in the 700 MHz band and accounted for the spectrum as an intangible asset at an amount of $388 million corresponding to the net present value of the future payments, plus other costs directly attributable to this acquisition. The related future interest commitments will be recognized as interest expense over the next 17 years. The remaining 45% consideration due as coverage obligations are currently being estimated and will be recognized in the statement of financial position as incurred.
As of December 31, 2023, the outstanding payable in relation to these licenses amount to $467 million (December 31, 2022: $337 million). Using the applicable interest rate, future interest commitments on the outstanding cash consideration payable amount to $553 million.
2) in February 2023, the renewal of the spectrum license related to 1900 Mhz band for an additional period of 20 years. The total consideration amounts to COP 1.14 billion (approximately $281 million at initial date's exchange rate). The first payment representing 20% of the total consideration occurred on October 27, 2023. The remaining consideration will be paid in annual installments over the next 20 years and bears interest at the moving average of the last 24 months consumer price index (CPI) rate.
As of December 31, 2023, the outstanding payable in relation to these licenses amount to $241 million. Using the applicable interest rate, future interest commitments on the outstanding cash consideration payable amount to $181 million.
Assets and liabilities related to contract with customers
Contract assets, net

	2023	2022
	(US$ millions)
Long-term portion	21	21
Short-term portion	65	61
Less: provisions for expected credit losses	(4)	(5)
Total	82	77

Contract liabilities

	2023	2022
	(US$ millions)
Long-term portion	74	2
Short-term portion	82	87
Total	156	88
The Group recognized revenue for $84 million in 2023 (2022: $91 million) that was included in the contract liability balance at the beginning of the year.
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2023 is $71 million ($71 million is expected to be recognized as revenue in the 2024 financial year and the remaining $1 million in the 2025 financial year or later). This amount does not consider contracts that have an original expected duration of one year or less, neither contracts in which consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e. billing corresponds to accounting revenue).

Contract costs, net (i)

	2023	2022
	(US$ millions)
Net at January 1	10	8
Contract costs capitalized	5	5
Amortization of contract costs	(4)	(3)
Net at December 31	12	10
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.